Document and Entity Information	Mar. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Central Index Key	0000832705
Amendment Flag	false
Document Creation Date	Mar. 31, 2016
Document Effective Date	Mar. 31, 2016
Prospectus Date	Apr. 30, 2015
MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST | MORGAN STANLEY CALIF TAX FREE DAILY INCOME TRUST
Prospectus:
Trading Symbol	DSCXX
MORGAN STANLEY TAX FREE DAILY INCOME TRUST | MORGAN STANLEY TAX FREE DAILY INCOME TRUST
Prospectus:
Trading Symbol	DSTXX